S000080054 [Member] Investment Objectives and Goals - DoubleLine Commercial Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Commercial Real Estate Debt ETF (DCRE)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital preservation.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks long-term capital appreciation.